Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 7,509	$ 6,920	$ 8,574
Other comprehensive income (loss):
Change in unrealized gain (loss) on available for sale securities	171	(1,963)	(830)
Reclassification adjustment for realized (gains)			(163)
	171	(1,963)	(993)
Related tax (expense) benefit	(58)	667	338
Total other comprehensive income (loss), net of tax	113	(1,296)	(655)
Total comprehensive income	$ 7,622	$ 5,624	$ 7,919